BOARD OF MANAGERS
THE ACCUMULATION FUND
Donald Boggs, Chairman
Gordon T. Miller, Vice Chairman
Aubrey K. Reid, Jr.
Joan Sadowsky
William J. Short

                    THE PAUL REVERE VARIABLE ANNUITY INSURANCE COMPANY

WORCESTER, MASSACHUSETTS  01608

This report and the financial statements attached are submitted for the general information of contract owners and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale of The Paul Revere Variable Annuity Insurance Company contracts. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Form 10100 Rev. 6/98   Printed in U.S.A.

                                                            Semi-Annual Report
                                                                 June 30, 1998

TO OUR CONTRACT OWNERS AND PARTICIPANTS:

     The forward momentum of U. S. equity markets slowed in the second quarter of 1998. The S & P 500 gained 3.3% following the first quarter's lofty 14.0% advance. The Asian situation continued to cast a general pall on the equity markets as investors realized that the region's economic and political troubles were not only not improving, but worsening. Despite the first quarter's strong 5.4% economic growth, there is general consensus among economists that slower growth is likely to ensue for the rest of the year.

     We are pleased to report that your large cap growth equity portfolio's year-to-date return is ahead of both the S & P 500 and the Russell 1000 Growth Index. The accumulation unit values of the Qualified Fund and Non-Qualified Fund increased 19.8% and 19.7% respectively for the year-to-date period.

     The portfolio's overweighted position in Financial Services contributed to second quarter results, as did strong stock performance from the portfolio's Leisure and Retailing holdings. Although the portfolio had a slight underweighting in Technology in the second quarter, fortuitous stock selection and strong performance in key holdings combined to have a positive impact on performance.

     Strong performance from the portfolio's Technology sector contributed to performance in the second quarter, and we continue to expect strong growth from this sector. U. S. technology companies generate approximately 50% of their sales from international markets; we expect to see growth in Asia and Europe as those regions seek to recover from a historical underinvestment in technology and begin the restructuring process undertaken by U. S. companies in the early nineties. We continue to focus on those companies that participate in the high-end product market, where demand has remained strong and good secular growth opportunities exist.

     Going forward, we believe that the environment of favorable corporate earnings, increasing productivity, and low inflation should continue to support equity markets, although there is some risk that a continued slowdown in Asia could impact the U. S. economy, and thus corporate profits. As a result, we see basic fundamental research as a critical element in maintaining above-market performance over the intermediate term, and we will continue to search for companies for your portfolio that we feel can sustain their earnings growth.

                              Sincerely,



                              Donald Boggs
                              Chairman, Board of Managers
                              The Paul Revere Variable Annuity Contract
                              Accumulation Fund
                              Senior Vice-President
                              The Paul Revere Variable Annuity Insurance Company

STATEMENTS OF ASSETS AND LIABILITIES

                                                    As of June 30, 1998
                                                       (Unaudited)
                                               -----------------------------
                                                 Series Q       Series N
                                               (Qualified)   (Non-Qualified)
                                               ------------  ---------------
ASSETS

Investments in securities at market value
(Cost: Series Q 1998-$19,824,539
(Cost: Series N 1998-$ 5,177,522
(see Statement of Investments)                 $25,637,664       $6,794,679
Cash                                                14,665          448,948
Dividends and interest receivable                   13,236            3,581
Receivable for investments sold                     24,778            6,172
                                               -----------       ----------
   Total assets                                 25,690,343        7,253,380
                                               -----------       ----------

LIABILITIES

Surrenders payable                                 641,034          285,273
Payable for investments purchased                  125,584           38,793
Payable to The Paul Revere Variable Annuity
 Insurance Company                                 178,990           52,315
Other                                               17,652            3,721
                                               -----------       ----------
   Total liabilities                               963,260          380,102
                                               -----------       ----------

TOTAL NET ASSETS                               $24,727,083       $6,873,278
                                               -----------       ----------


CONTRACT OWNER'S EQUITY

Deferred contracts terminable by owner         $20,636,257       $4,945,275
Currently payable contracts                      4,090,826        1,928,003
                                               -----------       ----------
   Total net assets                            $24,727,083       $6,873,278
                                               -----------       ----------

ACCUMULATION UNITS OUTSTANDING                   1,815,135          505,462
                                               ===========       ==========

NET ASSET VALUE PER ACCUMULATION UNIT          $    13.623       $   13.598
                                               ===========       ==========



                See accompanying notes to financial statements.

STATEMENT OF OPERATIONS

                                                           Six Months Ended
                                                                6/30/98
                                                          Series Q (Qualified)
                                                              (Unaudited)
                                                          --------------------
INVESTMENT INCOME

Income (unaffiliated companies):
 Dividends                                                      $   77,181
 Interest                                                           38,024
                                                                ----------
  Total income                                                     115,205

Expenses:
 Mortality and expense risk fees                                   115,193
 Investment management and advisory service fees                    57,597
 Professional services                                               6,200
                                                                ----------
  Total expenses                                                   178,990
                                                                ----------

Net investment loss                                                (63,785)

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS

Net realized gain on investments sold (unaffiliated companies) 2,532,329 Net increase in unrealized appreciation of investments
 (unaffiliated companies)                                        1,691,413
                                                                ----------
Net realized and unrealized gain on investments                  4,223,742
                                                                ----------
Increase in net assets from operations                          $4,159,957
                                                                ==========


                                                           Six Months Ended
                                                               6/30/98
                                                       Series N (Non-qualified)
                                                             (Unaudited)
                                                       ------------------------
INVESTMENT INCOME

Income (unaffiliated companies):
 Dividends                                                      $   21,522
 Interest                                                            4,724
                                                                ----------
  Total income                                                      26,246

Expenses:
 Mortality and expense risk fees                                    32,398
 Investment management and advisory service fees                    16,197
 Professional services                                               3,720
                                                                ----------
  Total expenses                                                    52,315
                                                                ----------

Net investment loss                                                (26,069)

REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS

Net realized gain on investments sold (unaffiliated companies) 712,543 Net increase in unrealized appreciation of investments
 (unaffiliated companies)                                          476,023
                                                                ----------
Net realized and unrealized gain on investments                  1,188,566
                                                                ----------
Increase in net assets from operations                          $1,162,497
                                                                ==========

                See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                Six Months Ended 6/30/98      Year Ended 12/31/97
                                                                       (Unaudited)
                                                                -------------------------     -------------------
                                                                        Series Q                    Series Q
                                                                        Qualified                  Qualified
                                                                -------------------------     --------------------
INCREASE IN NET ASSETS

Operations:
Net investment income (loss)                                              $   (63,785)          $    34,747
Net realized gain on investments (unaffiliated companies)                   2,532,329             5,091,490
Net increase in unrealized appreciation of
  investments (unaffiliated companies)                                      1,691,413               307,210
                                                                          -----------           -----------
   Increase in net assets from operations                                   4,159,957             5,433,447
Contract receipts:
Gross purchase payments received                                               21,551                47,982
Deductions from purchase payments                                                 698                 2,060
                                                                          -----------           -----------
   Net purchase payments received                                              20,853                45,922
Payments to contract owners:
Annuity payments to contract owners                                           196,769               378,254
Terminations and withdrawals to contract owners                               440,353             1,783,911
                                                                          -----------           -----------
   Total payments to contract owners                                          637,122             2,162,165
                                                                          -----------           -----------
   Net contract payments to contract owners                                  (616,269)           (2,116,243)
Other additions (deductions)                                                 (282,853)               78,932
                                                                          -----------           -----------
   Total increase in net assets                                             3,260,835             3,396,136

NET ASSETS

Beginning of year                                                          21,466,248            18,070,112
                                                                          -----------           -----------
End of period                                                             $24,727,083           $21,466,248
                                                                          ===========           ===========


                                                                Six Months Ended 6/30/98      Year Ended 12/31/97
                                                                      (Unaudited)
                                                                ------------------------      -------------------
                                                                       Series N                    Series N
                                                                     Non-Qualified               Non-Qualified
                                                                ------------------------      -------------------
INCREASE IN NET ASSETS

Operations:
Net investment loss                                                       $   (26,069)          $   (17,250)
Net realized gain on investments (unaffiliated companies)                     712,543             1,359,361
Net increase in unrealized appreciation of
  investments (unaffiliated companies)                                        476,023               115,793
                                                                          -----------           -----------
   Increase in net assets from operations                                   1,162,497             1,457,904
Contract receipts:
Gross purchase payments received                                                3,950                 9,995
Deductions from purchase payments                                                 274                   647
                                                                          -----------           -----------
   Net purchase payments received                                               3,676                 9,348
Payments to contract owners:
Annuity payments to contract owners                                            95,030               198,891
Terminations and withdrawals to contract owners                                49,987               254,751
                                                                          -----------           -----------
   Total payments to contract owners                                          145,017               453,642
                                                                          -----------           -----------
   Net contract payments to contract owners                                  (141,341)             (444,294)
Other additions (deductions)                                                 (165,154)               63,860
                                                                          -----------           -----------
   Total increase in net assets                                               856,002             1,077,470

NET ASSETS

Beginning of year                                                           6,017,276             4,939,806
                                                                          -----------           -----------
End of period                                                             $ 6,873,278           $ 6,017,276
                                                                          ===========           ===========

                See accompanying notes to financial statements.

STATEMENT OF INVESTMENTS
June 30, 1998

                                                   SERIES Q (QUALIFIED)                        SERIES N (NON-QUALIFIED)
SECURITIES OF                        NUMBER       -----------------------    % OF     NUMBER   -------------------------      % OF
UNAFFILIATED COMPANIES                 OF                        MARKET       NET       OF                       MARKET        NET
                                     SHARES        COST (a)      VALUE      ASSETS    SHARES     COST (a)        VALUE       ASSETS
                                  -----------    -----------  -----------  --------  --------  -----------    -----------   -------

COMMON STOCKS

Aerospace
    Lockheed Martin Corporation      1,200      $  124,525    $  127,050      0.5%      300      $ 31,123        $ 31,763     0.5%
                                                ----------    ----------                         --------        --------

BANKS AND CREDIT COMPANIES
    Crestar Financial Corporation    3,400          91,095       185,514      0.8%      800        21,483          43,650     0.6%
                                                ----------    ----------                         --------        --------

BUSINESS SERVICES
(b) Affiliated Computer Services     3,700         120,868       142,450              1,000        32,633          38,500
    Danka Business Systems ADR       3,800          94,660        44,889              1,100        30,438          12,994
    Xerox Corporation                1,000          97,651       101,625                300        29,474          30,488
                                                ----------    ----------                         --------        --------
                                                   313,179       288,964      1.2%                 92,545          81,982     1.2%
                                                ----------    ----------                         --------        --------

COMMUNICATIONS
    Alcatel Alsthom ADR              7,000         291,526       284,816              2,000        83,314          81,376
(b) Ascend Communications            6,300         233,280       312,247              1,810        66,245          89,709
(b) CBS, Inc.                        2,000          62,305        63,500                600        18,691          19,050
(b) Cisco Systems, Inc.              3,850         179,397       354,443              1,075        58,573          98,968
(b) Global Telesystems Group, Inc.   1,600          65,735        78,000                500        20,741          24,375
(b) Heftel Broadcasting Corporation  3,500         125,774       156,625              1,000        38,224          44,750
(b) Jacor Communications, Inc.       1,500          83,666        88,500                400        22,320          23,600
    Lucent Technologies, Inc.        3,600         149,748       299,477              1,000        41,375          83,188
(b) MediaOne Group, Inc.             4,000         146,099       175,752              1,100        40,097          48,332
(b) Tele-Communications, Inc.        3,600         120,038       138,377              1,000        33,344          38,438
(b) Tellabs, Inc.                    1,500          99,158       107,437                400        26,629          28,650
    Time Warner, Inc.                3,500         228,684       299,033              1,000        65,330          85,438
(b) Univision Communication, Inc.    4,900         185,835       182,525              1,400        53,040          52,150
                                                ----------    ----------                         --------        --------
                                                 1,971,245     2,540,732     10.3%                567,923         718,024    10.5%
                                                ----------    ----------                         --------        --------

COMPUTER SOFTWARE-PC
(b) Computer Sciences Corporation    1,400          58,621        89,600                300        14,747          19,200
(b) Microsoft Corporation            7,500         599,628       812,813              2,100       168,396         227,588
    Synopsys, Inc.                   1,500          51,503        68,625                500        16,846          22,875
                                                ----------    ----------                         --------        --------
                                                   709,752       971,038      3.9%                199,989         269,663     3.9%
                                                ----------    ----------                         --------        --------

COMPUTER SOFTWARE-SYSTEMS
(b) BMC Software, Inc.              10,200         279,471       529,767              2,800        89,834         145,426
(b) Cadence Design Systems, Inc.     8,270         203,007       258,438              2,320        56,983          72,500
    Computer Assoc. Intl., Inc.      8,650         366,619       480,620              2,350       100,600         130,573
(b) Compuware Corporation            6,600         138,322       337,425              1,900        40,359          97,137
(b) Dell Computer Corporation        2,000         165,893       185,626                600        50,000          55,688
(b) EMC Corporation                  7,000         265,243       313,691              2,000        76,017          89,626
    HBO & Company                    7,400         132,859       260,850              2,000        33,091          70,500
(b) Network Associates, Inc.         2,350         105,308       112,506                650        28,961          31,119
(b) Oracle Corporation               4,900         131,523       120,359              1,337        35,901          32,841
(b) Policy Management System
      Corporation                    4,200         173,129       164,850              1,240        51,104          48,670
                                                ----------    ----------                         --------        --------
                                                 1,961,374     2,764,132     11.2%                562,850         774,080    11.3%
                                                ----------    ----------                         --------        --------

CONSUMER GOODS & SERVICES
    American Standard Companies      1,900          88,173        84,907                400        18,722          17,875
(b) Applied Materials, Inc.            700          23,508        20,650                200         6,717           5,900
    Black & Decker Corporation       3,400         155,417       207,400                900        40,878          54,900
(b) Cendant Corporation             14,400         343,881       295,200              4,100        96,931          84,050
    Clorox Company                   1,700         114,844       162,563                500        33,778          47,812
    Colgate-Palmolive Company        1,500         123,597       132,000                400        32,959          35,200
    Dial Corporation                 2,200          53,337        57,064                600        14,576          15,563
    Newell Company                   1,100          44,855        54,794                300        12,279          14,944
    Philip Morris Companies, Inc.    4,500         181,332       177,187              1,300        52,385          51,188
    Procter & Gamble Company         2,900         205,267       264,083                800        53,994          72,850
(b) Revlon, Inc.                     5,600         260,035       287,700              1,600        74,500          82,200
    RJR Nabisco Holdings
      Corporation                    1,700          58,933        40,375                500        17,333          11,875
    Service Corporation
     International                   5,400         181,928       231,525              1,500        50,984          64,313
    Tyco Intl. Ltd.                 18,096         494,260     1,140,058              5,090       134,939         320,670
    Wal-Mart Stores, Inc.            2,500          79,212       151,875                700        22,180          42,525
                                                ----------    ----------                         --------        --------
                                                 2,408,579     3,307,381     13.4%                663,155         921,865    13.4%
                                                ----------    ----------                         --------        --------



                See accompanying notes to financial statements.


STATEMENT OF INVESTMENTS (CONTINUED)
June 30, 1998

                                                   SERIES Q (QUALIFIED)                        SERIES N (NON-QUALIFIED)
SECURITIES OF                        NUMBER       -----------------------    % OF     NUMBER   -------------------------      % OF
UNAFFILIATED COMPANIES                 OF                        MARKET       NET       OF                       MARKET        NET
                                     SHARES        COST (a)      VALUE      ASSETS    SHARES     COST (a)        VALUE       ASSETS
                                  -----------    -----------  -----------  --------  --------  -----------    -----------   -------
ELECTRICAL EQUIPMENT
    General Electric Company         6,300      $  336,016    $  572,512      2.3%    1,800      $ 95,166        $163,575     2.4%
                                                ----------    ----------                         --------     -----------

ELECTRONICS
(b) Ceridian Corporation             4,600         222,446       270,250              1,300        62,877          76,375
(b) Imation Corporation                150          25,976         2,484
                                                ----------    ----------                         --------     -----------
                                                   248,422       272,734      1.1%                 62,877          76,375     1.1%
                                                ----------    ----------                         --------     -----------

ENERGY
    British Petroleum Company        1,331         117,155       117,461                409        35,786          36,094
(b) EVI Weatherford, Inc.              665          31,603        24,605                 95         4,624           3,515
    Halliburton Company              1,500          61,256        66,658                400        16,335          17,775
    KN Energy, Inc.                  1,800          93,600        97,538                500        26,000          27,094
(b) Noble Drilling Corporation       1,600          47,058        38,500                400        11,818           9,625
(b) Varco International              1,700          51,044        33,682                500        15,013           9,907
                                                ----------    ----------                         --------     -----------
                                                   401,716       378,444      1.5%                109,576         104,010     1.5%
                                                ----------    ----------                         --------     -----------

ENTERTAINMENT
(b) Harrah's Entertainment, Inc.     5,000         111,687       116,250              1,400        31,362          32,550
(b) Mirage Resorts, Inc.             3,500          76,994        74,596              1,000        21,991          21,313
(b) Viacom, Inc. Class B             5,800         238,000       337,850              1,600        67,812          93,200
                                                ----------    ----------                         --------     -----------
                                                   426,681       528,696      2.1%                121,165         147,063     2.1%
                                                ----------    ----------                         --------     -----------

FINANCIAL INSTITUTIONS
    Associated First Capital         1,600         128,996       123,101                400        32,249          30,775
    CIT Group, Inc.                  4,300         130,663       161,250              1,200        36,436          45,000
    Federal National Mortgage
      Association                    1,000          51,845        60,750                300        14,938          18,225
    Federal Home Loan Mortgage
      Corporation                    6,075         285,605       285,908              1,700        73,499          80,007
    Green Tree Financial
      Corporation                    4,900         201,740       209,784              1,400        57,790          59,938
    Household International, Inc.    1,200          33,559        59,700                300         8,390          14,925
    Morgan Stanley Dean Witter       2,200         133,160       201,025                600        36,683          54,825
    U. S. Bancorp                    5,700         118,564       245,100              1,500        31,201          64,500
    Washington Mutual, Inc.          2,550         122,294       110,767                750        35,969          32,579
                                                ----------    ----------                         --------     -----------
                                                 1,206,426     1,457,385      5.9%                327,155         400,774     5.8%
                                                ----------    ----------                         --------     -----------

FOOD & BEVERAGE PRODUCTS
    CKE Restaurants, Inc.            4,200         151,643       173,250              1,200        43,723          49,500
    Dean Foods Company                 900          48,204        49,444                200        10,712          10,988
    Hershey Foods Corporation        1,200          51,223        82,800                300        12,805          20,700
(b) McCormick & Company              2,300          61,631        82,154                700        18,769          25,003
    McDonald's Corporation           1,900         117,354       131,100                500        31,139          34,500
    PepsiCo, Inc.                    4,900         178,323       201,821              1,400        50,907          57,663
(b) Ralcorp Holdings, Inc.           5,400          97,605       101,925              1,500        27,131          28,313
    Ralston-Purina Group             1,400         113,319       163,538                400        34,397          46,725
    Tootsie Roll Industries, Inc.    1,545          87,840       118,579                412        23,424          31,621
                                                ----------    ----------                         --------     -----------
                                                   907,142     1,104,611      4.5%                253,007         305,013     4.4%
                                                ----------    ----------                         --------     -----------

INSURANCE
    American General Corporation     2,000         125,052       142,376                600        37,485          42,713
    Chubb Corporation                1,700         133,278       136,638                400        31,363          32,150
    Conseco, Inc.                    2,500         114,103       117,188                700        32,131          32,812
    Equitable Companies, Inc.        1,100          57,953        82,432                300        15,806          22,481
(b) Humana, Inc.                     1,600          49,318        49,901                500        15,412          15,594
    Life RE Corporation                100           6,600         8,288                100         6,600           8,288
    Lincoln National Corporation     2,700         210,250       246,712                800        63,251          73,100
    Progressive Corporation          1,200         139,546       169,200                330        37,521          46,530
    Reliastar Financial Corporation  5,800         244,656       278,400              1,600        67,440          76,800
    Torchmark Corporation            2,600         104,260       118,950                700        28,063          32,025
    Travelers Group, Inc.            2,100         126,650       127,312                550        33,170          33,344
(b) Wellpoint Health Networks, Inc.  3,200         214,345       236,800                900        60,112          66,600
(b) Annuity & Life RE Holdings         100           1,500         2,212                100         1,500           2,212
                                                ----------    ----------                         --------      -----------
                                                 1,527,511     1,716,409      6.9%                429,854          484,649     7.1%
                                                ----------    ----------                         --------      -----------


                See accompanying notes to financial statements.


STATEMENT OF INVESTMENTS (CONTINUED)
JUNE 30, 1998

                                                   SERIES Q (QUALIFIED)                        SERIES N (NON-QUALIFIED)
SECURITIES OF                        NUMBER       -----------------------    % OF     NUMBER   -------------------------      % OF
UNAFFILIATED COMPANIES                 OF                        MARKET       NET       OF                       MARKET        NET
                                     SHARES        COST (a)      VALUE      ASSETS    SHARES     COST (a)        VALUE       ASSETS
                                  -----------    -----------  -----------  --------  --------  -----------    -----------   -------

MEDICAL & HEALTH PRODUCTS
    American Home Products
      Corporation                    3,800     $   156,012   $   196,650              1,000  $   40,891      $   51,750
    Biomet, Inc.                     1,200          35,017        39,675                300       8,745           9,919
    Bristol-Myers Squibb Company     4,400         268,112       505,727              1,200      74,307         137,926
    Pfizer, Inc.                     2,200         162,807       239,114                600      45,799          65,213
    Schering Plough Corporation      3,700         159,265       339,012              1,020      42,988          93,457
    Warner-Lambert Company           4,100         196,708       284,437              1,170      55,586          81,169
                                               -----------   -----------                     ----------      ----------
                                                   977,921     1,604,615     6.5%               268,316         439,434     6.4%
                                               -----------   -----------                     ----------      ----------

MEDICAL & HEALTH TECH. SERVICES
    Cardinal Health, Inc.            1,800         143,187       168,750                500      39,948          46,875
    Columbia/HCA HealthCare
      Corporation                    1,400          46,467        40,775                400      13,025          11,650
(b) HEALTHSOUTH Corporation          9,500         185,665       253,536              2,600      50,960          69,389
    Medtronic, Inc.                  2,000          97,965       127,500                600      29,390          38,250
(b) Tenet Healthcare Corporation       400          12,699        12,500                100       3,175           3,125
(b) Total Renal Care Holdings, Inc.  8,400         250,265       289,800              2,400      71,793          82,800
    United Healthcare Corporation    6,700         325,660       426,710              1,900      91,179         121,007
                                               -----------   -----------                     ----------      ----------
                                                 1,061,908     1,319,571     5.3%               299,470         373,096     5.4%
                                               -----------   -----------                     ----------      ----------

PRINTING & PUBLISHING
    McGraw-Hill Companies., Inc.                                                        600      23,162          48,900
    Scholastic Corporation           3,200         134,400       127,600                900      37,800          35,887
                                               -----------   -----------                     ----------      ----------
                                                   134,400       127,600     0.5%                60,962          84,787     1.2%
                                               -----------   -----------                     ----------      ----------

STORES
(b) BJ's Wholesale Club, Inc.        4,800         148,118       195,000              1,400      43,993          56,876
    CVS Corporation                 10,400         284,758       404,955              3,000      86,862         116,814
(b) Fred Meyer, Inc.                 6,600         190,350       280,500              1,800      52,218          76,500
(b) Kroger Company                   4,000         137,736       171,500              1,100      37,875          47,162
(b) Linens N Things, Inc.            1,600          39,037        48,902                460      11,239          14,059
    Lowe's Companies, Inc.           6,800         232,510       275,827              2,000      68,874          81,126
    Nordstrom, Inc.                  1,800         110,509       139,050                500      30,668          38,625
(b) Office Depot, Inc.              11,400         203,476       359,818              3,200      57,051         101,002
    Rite-Aid Corporation            22,700         459,920       852,680              6,400     130,958         240,403
    Sears Roebuck & Company          5,400         345,924       329,740              1,500      96,090          91,594
                                               -----------   -----------                     ----------      ----------
                                                 2,152,338     3,057,972    12.4%               615,828         864,161    12.6%
                                               -----------   -----------                     ----------      ----------

SUPERMARKETS
(b) Safeway, Inc.                   10,000         294,062       406,880     1.6%     2,800      82,679         113,926     1.7%
                                               -----------   -----------                     ----------      ----------

UTILITIES-ELECTRIC
(b) AES Corporation                  2,600         115,510      136,664      0.6%       700      30,995          36,794     0.5%
                                               -----------  -----------                      ----------      ----------

UTILITIES-TELEPHONE
    Century Telephone Enterprises    5,500         197,741      252,312               1,600      60,107          73,400
    MCI Communications Corporation   1,500          65,863       87,188                 400      17,602          23,250
    Sprint Corporation               3,100         225,829      218,550                 900      65,586          63,450
(b) Worldcom, Inc.                  10,200         410,806      494,068               2,900     116,652         140,470
                                               -----------  -----------                      ----------      ----------
                                                   900,239    1,052,118     4.3%                259,947         300,570     4.4%
                                               -----------  -----------                      ----------      ----------

TOTAL COMMON STOCKS                474,632      18,270,041   23,921,022    96.8%    133,468   5,156,065       6,735,254    98.0%
                                               -----------  -----------                      ----------      ----------




                See accompanying notes to financial statements.


STATEMENT OF INVESTMENTS (CONTINUED)
June 30, 1998

                                                   SERIES Q (QUALIFIED)                        SERIES N (NON-QUALIFIED)
SECURITIES OF                        NUMBER       -----------------------    % OF     NUMBER   -------------------------      % OF
UNAFFILIATED COMPANIES                 OF                        MARKET       NET       OF                       MARKET        NET
                                     SHARES        COST (a)      VALUE      ASSETS    SHARES     COST (a)        VALUE       ASSETS
                                  -----------    -----------  -----------  --------  --------  -----------    -----------   -------

PREFERRED STOCKS
WIRELESS COMMUNICATIONS
    Airtouch Communications, Inc.
      6.00% Class B.                 2,684     $    69,122  $   129,503                 587  $   13,066      $   28,323
      4.25% Class C.                 1,788          46,040      147,510                 377       8,391          31,102
                                               -----------  -----------                      ----------      ----------

     TOTAL PREFERRED STOCKS          4,472         115,162      277,013     1.1%        964      21,457          59,425       0.9%
                                               -----------  -----------                      ----------      ----------

     TOTAL STOCKS                  479,104      18,385,203   24,198,035    97.9%    134,432   5,177,522       6,794,679      98.9%
                                               -----------  -----------                      ----------      ----------


SHORT TERM INVESTMENTS
     Federal Home Loan Bond
       5.56% due July 6, 1998                      479,481      479,629
     Student Loan Marketing Association
      5.45% due July 1, 1998                       959,855      960,000
                                               -----------  -----------

     TOTAL SHORT-TERM INVESTMENTS                1,439,336    1,439,629     5.8%
                                               -----------  -----------

     TOTAL INVESTMENTS IN SECURITIES
        OF UNAFFILIATED COMPANIES              $19,824,539  $25,637,664   103.7%             $5,177,522      $6,794,679      98.9%
                                               ===========  -----------                      ==========      ----------

CASH AND RECEIVABLES
     LESS LIABILITIES                                          (910,581)   -3.7%                                 78,599       1.1%
                                                            -----------                                      ----------


     TOTAL NET ASSETS                                       $24,727,083   100.0%                             $6,873,278     100.0%
                                                            ===========                                      ==========

(a)  Effective cost for federal income tax purposes.
(b)  Non-income producing security.



                See accompanying notes to financial statements.

SUPPLEMENTAL INFORMATION
SELECTED PER UNIT DATA AND RATIOS

                                                              SIX MONTHS ENDED
                                                                  6/30/98              YEAR ENDED DECEMBER 31,
                                                                (UNAUDITED)        1997      1996      1995      1994
                                                              ----------------     ----      ----      ----      ----
PER UNIT DATA (a)
SERIES Q (QUALIFIED)

Investment income                                                   $ 0.062       $ 0.177    $0.153    $0.119   $ 0.081
Expenses                                                              0.097         0.159     0.133     0.096     0.073
                                                                    -------       -------    ------    ------   -------

Net investment income (loss)                                         (0.035)        0.018     0.020     0.023     0.008
Net realized and unrealized gains (losses) from securities            2.284         2.723     1.551     1.711    (0.020)
                                                                    -------       -------    ------    ------   -------

Net increase (decrease) in net asset value                            2.249         2.741     1.571     1.734    (0.012)
Accumulation unit net asset value:
 Beginning of year                                                   11.374         8.633     7.062     5.328     5.340
                                                                    -------       -------    ------    ------   -------
 End of year                                                        $13.623       $11.374    $8.633    $7.062   $ 5.328
                                                                    =======       =======    ======    ======   =======


SERIES N (NON-QUALIFIED)

Investment income                                                   $ 0.051       $ 0.135    $0.137    $0.117   $ 0.099
Expenses                                                              0.101         0.166     0.134     0.109     0.102
                                                                    -------       -------    ------    ------   -------

Net investment income (loss)                                         (0.050)       (0.031)    0.003     0.008    (0.003)
Net realized and unrealized gains (losses) from securities            2.290         2.660     1.459     1.769    (0.023)
                                                                    -------       -------    ------    ------   -------

Net increase (decrease) in net asset value                            2.240         2.629     1.462     1.777    (0.026)
Accumulation unit net asset value:
 Beginning of year                                                   11.358         8.729     7.267     5.490     5.516
                                                                    -------       -------    ------    ------   -------
 End of year                                                        $13.598       $11.358    $8.729    $7.267   $ 5.490
                                                                    =======       =======    ======    ======   =======

(a) The per unit amounts represent the proportionate distribution of actual investment results as related to the change in unit net asset values for the year.

                                                              SIX MONTHS ENDED
                                                                  6/30/98              YEAR ENDED DECEMBER 31,
                                                                (UNAUDITED)        1997      1996      1995      1994
                                                              ----------------     ----      ----      ----      ----
RATIOS
SERIES Q (QUALIFIED)

Operating expenses to average accumulation fund balance              0.77 %       1.59 %     1.57%     1.55%    1.55 %
Net investment income (loss) to average accumulation                (0.27)%       0.18 %     0.24%     0.38%    0.17 %
 fund balance
Portfolio turnover rate                                                67 %        130 %       78%       64%      64 %
Accumulation units outstanding at the end of the period
  (in thousands)                                                    1,815        1,887      2,093     5,491    5,597

SERIES N (NON-QUALIFIED)

Operating expenses to average accumulation fund balance              0.80 %       1.67 %     1.69%     1.71%    1.73 %
Net investment income (loss) to average accumulation
   fund balance                                                     (0.40)%      (0.31)%     0.04%     0.13%   (0.05)%
Portfolio turnover rate                                                67 %       139%         94%       67%      62 %
Accumulation units outstanding at the end of the period
  (in thousands)                                                      505         530         566       586      604

                See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

                                 June 30, 1998


1.   Organization

     The Paul Revere Variable Annuity Contract Accumulation Fund ("The Fund") is a separate account of The Paul Revere Variable Annuity Insurance Company ("Paul Revere Variable"), and is registered under the Investment Company Act of 1940 as an open-end diversified investment company. Paul Revere Variable is a wholly-owned subsidiary of The Paul Revere Life Insurance Company ("Paul Revere Life") which in turn is wholly-owned by The Paul Revere Corporation which is wholly-owned by Provident Companies, Inc. ("Provident"). The Fund is the investment vehicle for Paul Revere Variable's tax-deferred group annuity contracts.

2.   ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in those statements and accompanying notes. Actual results may differ from such estimates.

     Common and preferred stocks are stated at market values which are based on the last sales prices at June 30, 1998, as reported on national security exchanges or the closing bid prices for unlisted securities as reported by investment dealers. Short-term notes are stated at amortized cost which approximates market value. Unrealized investment gains and losses are included in contract owners' equity. Realized gains and losses on investments sold are determined on the basis of specific identification of investments. Security transactions are accounted for on the date the securities are purchased or sold. Dividend income is recorded on the ex-dividend date. Interest income is accrued on a daily basis.

     The Fund does not distribute net investment income and net realized capital gains through dividends to contract owners. The allocation of net investment income and net realized capital gains occurs automatically in the daily determination of unit net asset values. They are, therefore, included in the value of the contracts in force and in payments to contract owners.

     Contract owners' equity is comprised of two components. Deferred contracts terminable by owner represents amounts attributable to contracts which have not yet annuitized. Currently payable contracts include amounts equivalent to the annuity reserves relating to contracts with current annuities. Annuity reserves are computed for currently payable contracts according to the 1900 Progressive Annuity Mortality Table. The assumed interest rate is either 3.5% or 5% according to the option elected by the annuitant at the time of conversion. Paul Revere Variable bears all the mortality risk associated with these contracts.

3.   INVESTMENT ADVISOR

     Paul Revere Variable acts as investment advisor to the Fund and provides mortality and expense guarantees to holders of variable annuity contracts. For these services, Paul Revere Variable receives mortality and expense risk fees and investment management and advisory service fees as shown on the statement of operations which, on an annual basis, will not exceed 2% of the average daily net asset value of the Fund.

     Paul Revere Variable also acts as principal underwriter and performs all sales and administrative functions relating to the variable annuity contracts and the Fund. Fees for such services are deducted from the contract purchase payments as shown in the statements of changes in net assets.

4.   Investment sub-advisor

     Under an investment sub-advisory agreement with MFS Institutional Advisors, Inc. ("MFSI"), MFSI provides investment management services to Paul Revere Variable for a fee which, on an annual basis, will equal 0.35% of the average daily net assets of each series of the Fund. This fee is borne by Paul Revere Variable only and does not represent an additional charge to the Fund.

5.   FEDERAL INCOME TAXES

     The Fund's operations are included with those of Paul Revere Variable, which is taxed as a life insurance company under the Internal Revenue Code and is included in a consolidated federal tax return filed by The Paul Revere Life Insurance Company. In the opinion of Paul Revere Variable management, current law provides that investment income and capital gains from assets maintained in the Fund for the exclusive benefit of the contract owners are generally not subject to federal income tax. However, to the extent that Paul Revere Variable incurs federal income taxes based on the income from the Fund's assets, the Fund will be charged. No charges for federal income taxes have been made since the inception of the Fund.

6.   SECURITY TRANSACTIONS

     The aggregate cost of securities purchased and proceeds of securities sold, other than securities with maturities of one year or less, were as follows:


                             SERIES Q (QUALIFIED)     SERIES N (NON-QUALIFIED)
                           -----------------------    ------------------------
                           PURCHASES      SALES        PURCHASES      SALES
                          -----------  -----------    -----------  -----------

     June 30, 1998        $14,862,352  $15,973,337    $4,189,159   $4,467,861
     December 31, 1997    $26,404,332  $28,331,204    $7,410,011   $7,764,770

     At December 31, 1997, net unrealized appreciation of investments in Series Q, amounting to $5,812,832, consisted of unrealized gains of $6,081,956 and unrealized losses of $269,124; net unrealized appreciation of investment in Series N, amounting to $1,617,157, consisted of unrealized gains of $1,688,041 and unrealized losses of $70,884.

7.   ACCUMULATION UNITS

     The change in the number of accumulation units outstanding were as follows:


                                                      SERIES Q (QUALIFIED)
                                                -------------------------------
                                                SIX MONTHS ENDED
                                                     6/30/98         YEAR ENDED
                                                   (UNAUDITED)          1997
                                                ----------------     ----------

Units outstanding at beginning of year              1,887,352         2,093,030

Units credited to contracts:
    Net purchase payments                               1,722             4,552

Units withdrawn from contracts:
    Annuity payments                                   15,809            37,490

    Terminations and withdrawals                       35,990           179,873
                                                    ---------         ---------
    Net units withdrawn                                51,799           217,363
                                                    ---------         ---------
Contract units withdrawn in excess of units
    credited                                          (50,077)         (212,811)

Other additions (deductions)                          (22,140)            7,133
                                                    ---------         ---------
Net decrease in units                                 (72,217)         (205,678)
                                                    ---------         ---------
Units outstanding at end of period                  1,815,135         1,887,352
                                                    =========         =========

     The change in the number of accumulation units outstanding were as follows:


                                                     SERIES N (NON-QUALIFIED)
                                               ---------------------------------
                                               SIX MONTHS ENDED
                                                   6/30/98            YEAR ENDED
                                                 (UNAUDITED)             1997
                                               ----------------       ----------

Units outstanding at beginning of year              529,795             565,935

Units credited to contracts:
     Net purchase payments                              297                 927

Units withdrawn from contracts:
     Annuity payments                                 7,653              19,617
     Terminations and withdrawals                     3,938              24,629
                                                    -------             -------
     Net units withdrawn                             11,591              44,246
                                                    -------             -------

Contract units withdrawn in excess of units
     credited                                       (11,294)            (43,319)

Other additions (deductions)                        (13,039)              7,179
                                                    -------             -------

Net decrease in units                               (24,333)            (36,140)
                                                    -------             -------

Units outstanding at end of period                  505,462             529,795
                                                    =======             =======

     The majority of the terminations and withdrawals from Series Q during 1997 related to withdrawals by participants in the Paul Revere Agency and Home Office Pension Plans which were deposited into an unrelated funding vehicle.


8.   ASSET TRANSFER AGREEMENT

     On May 15, 1998 Provident completed an Asset Transfer and Acquisition Agreement under which American General Corporation will assume Provident's individual and tax-sheltered annuity business including all individual annuities. American General Corporation will assume the administration, but not the ownership, of Provident's two registered separate accounts, Separate Account B and The Paul Revere Variable Annuity Contract Accumulation Fund.